Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities include the amo
un
ts set forth below:

	As of March 31,
	2025		2026	2026
	(In millions)
Bills payable	Rs.	136,539.1	Rs. 145,738.7	US$	1,553.2
Remittances in transit		50,274.9	78,896.2		840.8
Accrued expenses		101,945.2	113,837.1		1,213.2
Accounts payable		318,528.7	385,225.2		4,105.6
Derivatives (refer to note 26)		143,566.1	578,276.3		6,162.9
Deferred tax liability (net)		324,633.5	244,839.5		2,609.4
Lease liability		153,929.8	174,558.0		1,860.4
Others		228,531.3	199,592.7		2,127.2

Total	Rs.	1,457,948.6	Rs. 1,920,963.7	US$	20,472.7